Expense Example - YieldMax Ultra Option Income Strategy ETF [Member]	Mar. 03, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	433
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	$ 1,671